Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time		Over time		Total
		Unaudited 6 months ended June 30,
USD'000		2025	2024	2025	2024	2025	2024
Semiconductors Segment
Secure chips	Upon delivery	4,710	4,828	—	—	4,710	4,828
Certificates	Upon issuance	108	—	7	—	115	—
Total Semiconductors Segment		4,818	4,828	7	—	4,825	4,828
Total Corporate Segment		—	—	—	—	—	—
Total Revenue		4,818	4,828	7	—	4,825	4,828

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2025	2024
Semiconductors Segment
Europe, Middle East and Africa	852	880
North America	3,083	3,058
Asia Pacific	795	890
Latin America	95	—
Total Semiconductors Segment revenue	4,825	4,828
Total Corporate Segment revenue	—	—
Total net sales	4,825	4,828

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Trade accounts receivable
Trade accounts receivable – Semiconductors Segment	2,483	3,645
Total trade accounts receivable	2,483	3,645
Customer contract liabilities - current	28	83
Total customer contract liabilities	28	83
Deferred revenue
Deferred revenue – Semiconductors Segment	15	5
Total deferred revenue	15	5
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	5	—

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liabilities are primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of June 30, 2025, approximately USD 42,514 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations in 2025 and 2026.